Derivative Financial Instruments - Additional Information (Detail) - Hedges of net investment in foreign operations [member] ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	¥ 0
Financial liabilities designated as hedging instruments	208,294
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	49,440
Derivative financial liabilities	24,929
Notional amounts	¥ 1,866,249